Contingent liabilities and legal proceedings - Continuing matters relating to the resignation of Dr Vijay Mallya from USL and USL internal inquiries (Details) £ in Millions, $ in Millions								48 Months Ended
	May 23, 2019 USD ($)	May 23, 2019 GBP (£)	Mar. 12, 2018 instalment	Nov. 16, 2017 USD ($)	Nov. 16, 2017 GBP (£)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 GBP (£)	Feb. 25, 2021 instalment	Feb. 25, 2016 GBP (£)
25 February agreement
Disclosure of contingent liabilities [line items]
Number Of Instalments Due								5
Dr Mallya | 25 February agreement
Disclosure of contingent liabilities [line items]
Global non-compete, non-interference, non-solicitation and standstill commitments term						5 years	5 years
Payment relating to disengagement agreements						$ 75.0	£ 53
Payment relating to disengagement agreements						40.0	£ 28
Amount payable in equal installments to Dr Mallya						$ 7.0			£ 5
Consideration payment period						5 years	5 years
Installment not liable to pay related to breaches of several provisions						$ 7.0	£ 5
Demanding the repayment of original amount paid						40.0	28
Number of Disputed Instalments			2
Watson Limited
Disclosure of contingent liabilities [line items]
Damages awarded	$ 135.0	£ 92
Interest on damages awarded	11.0	8
Watson Limited | 25 February agreement
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings						$ 141.0	96
Damages related to breach of associated security documents				$ 142.0	£ 105
United Breweries Overseas Limited | 25 February agreement
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings | £							£ 30
Continental Administration Services Limited (CASL)
Disclosure of contingent liabilities [line items]
Damages awarded	67.5	49
Interest on damages awarded	$ 5.5	£ 4
Damages awarded, co-surety percentage	50.00%	50.00%